Cover	Jul. 12, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed on July 15, 2021 (the “Original Form 8-K”), by Select Energy Services, Inc. (the “Company”), solely for the purpose of providing inadvertently omitted information under Item 3.02. This Amendment does not amend or modify the Original Form 8-K in any other respect.
Document Period End Date	Jul. 12, 2021
Entity File Number	001-38066
Entity Registrant Name	SELECT ENERGY SERVICES, INC.
Entity Central Index Key	0001693256
Entity Tax Identification Number	81-4561945
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1233 West Loop South
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77027
City Area Code	713
Local Phone Number	235-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.01 par value
Trading Symbol	WTTR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false